First Trust Horizon Managed Volatility Developed International ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	100 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	6.12%
First Trust Horizon Managed Volatility Developed International ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	(0.39%)	2.57%
Performance Inception Date	Aug. 24, 2016
First Trust Horizon Managed Volatility Developed International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.78%	(1.56%)	1.35%
First Trust Horizon Managed Volatility Developed International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.83%	(0.80%)	1.45%